AB Growth Fund

Portfolio of Investments

April 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.1%
Information Technology – 26.1%
Communications Equipment – 1.1%
Arista Networks, Inc.(a)(b)	58,650	$12,861,945

Electronic Equipment, Instruments & Components – 3.8%
Cognex Corp.	143,820	7,944,617
Dolby Laboratories, Inc. - Class A	188,870	11,337,866
IPG Photonics Corp.(a)(b)	87,550	11,322,841
Novanta, Inc.(a)	138,740	12,055,119

		42,660,443

IT Services – 7.5%
Euronet Worldwide, Inc.(a)	120,910	11,094,701
PayPal Holdings, Inc.(a)	273,030	33,582,690
Visa, Inc. - Class A	222,658	39,793,438

		84,470,829

Semiconductors & Semiconductor Equipment – 4.7%
ASML Holding NV ADR	32,120	9,264,371
NVIDIA Corp.	34,800	10,171,344
QUALCOMM, Inc.	148,040	11,646,307
Xilinx, Inc.	259,162	22,650,759

		53,732,781

Software – 9.0%
Adobe, Inc.(a)	57,440	20,313,082
Aspen Technology, Inc.(a)	139,570	14,271,032
CyberArk Software Ltd.(a)	88,900	8,779,764
Fair Isaac Corp.(a)	40,540	14,308,188
Manhattan Associates, Inc.(a)	168,840	11,977,510
Paycom Software, Inc.(a)(b)	29,050	7,582,631
Slack Technologies, Inc. - Class A(a)	184,060	4,912,561
Splunk, Inc.(a)(b)	99,900	14,021,964
Tyler Technologies, Inc.(a)	19,320	6,195,731

		102,362,463

		296,088,461

Health Care – 22.4%

Biotechnology – 5.0%
Neurocrine Biosciences, Inc.(a)	116,500	11,433,310
Regeneron Pharmaceuticals, Inc.(a)	40,040	21,056,235
Vertex Pharmaceuticals, Inc.(a)	95,800	24,064,960

		56,554,505

Health Care Equipment & Supplies – 9.4%
ABIOMED, Inc.(a)(b)	55,290	10,574,213
Align Technology, Inc.(a)	65,500	14,072,675
Edwards Lifesciences Corp.(a)	91,010	19,794,675
IDEXX Laboratories, Inc.(a)(b)	20,154	5,594,750
Intuitive Surgical, Inc.(a)	55,313	28,258,306

Company	Shares	U.S. $ Value
iRhythm Technologies, Inc.(a)(b)	101,110	$10,681,260
Penumbra, Inc.(a)(b)	40,060	7,103,439
Stryker Corp.	53,670	10,005,698

		106,085,016

Health Care Providers & Services – 3.3%
UnitedHealth Group, Inc.	127,270	37,222,657

Health Care Technology – 1.1%
Veeva Systems, Inc. - Class A(a)	67,870	12,949,596

Life Sciences Tools & Services – 1.8%
Illumina, Inc.(a)	61,930	19,757,528

Pharmaceuticals – 1.8%
Zoetis, Inc.	160,840	20,798,221

		253,367,523

Communication Services – 17.3%

Entertainment – 4.1%
Electronic Arts, Inc.(a)	270,062	30,857,284
Take-Two Interactive Software, Inc.(a)	131,590	15,928,970

		46,786,254

Interactive Media & Services – 13.2%
Alphabet, Inc. - Class C(a)	61,496	82,937,195
Cargurus, Inc.(a)(b)	310,710	7,109,045
Facebook, Inc. - Class A(a)	290,920	59,554,233

		149,600,473

		196,386,727

Consumer Discretionary – 16.4%

Diversified Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc.(a)	99,130	11,543,689

Hotels, Restaurants & Leisure – 2.0%
Domino’s Pizza, Inc.	34,420	12,457,631
Planet Fitness, Inc.(a)	172,350	10,397,875

		22,855,506

Internet & Direct Marketing Retail – 5.9%
Amazon.com, Inc.(a)	22,700	56,159,800
Etsy, Inc.(a)(b)	159,150	10,324,060

		66,483,860

Specialty Retail – 5.5%
Burlington Stores, Inc.(a)	49,710	9,081,520
Five Below, Inc.(a)(b)	97,210	8,764,453
Home Depot, Inc. (The)	82,070	18,041,448
National Vision Holdings, Inc.(a)(b)	676,650	17,931,225
Ulta Beauty, Inc.(a)	36,490	7,951,901

		61,770,547

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 2.0%
NIKE, Inc. - Class B	263,110	$22,937,930

		185,591,532

Industrials – 5.5%

Building Products – 2.4%
Allegion PLC	130,450	13,115,443
Trex Co., Inc.(a)(b)	150,840	14,362,985

		27,478,428

Commercial Services & Supplies – 1.1%
Copart, Inc.(a)	153,610	12,305,697

Industrial Conglomerates – 1.5%
Roper Technologies, Inc.	49,620	16,921,909

Machinery – 0.5%
IDEX Corp.	38,780	5,957,771

		62,663,805

Consumer Staples – 4.9%

Beverages – 3.6%
Monster Beverage Corp.(a)	668,388	41,313,062

Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	48,280	14,628,840

		55,941,902

Materials – 1.8%
Chemicals – 1.8%
Sherwin-Williams Co. (The)	37,980	20,371,333

Financials – 0.7%
Capital Markets – 0.7%
MarketAxess Holdings, Inc.	17,910	8,149,229

Total Common Stocks (cost $775,440,766)		1,078,560,512

SHORT-TERM INVESTMENTS – 5.0%
Investment Companies – 5.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.35%(c)(d)(e) (cost $56,505,364)	56,505,364	56,505,364

Total Investments – 100.1% (cost $831,946,130)(f)		1,135,065,876
Other assets less liabilities – (0.1)%		(748,581)

Net Assets – 100.0%		$1,134,317,295

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $323,069,968 and gross unrealized depreciation of investments was $(19,950,222), resulting in net unrealized appreciation of $303,119,746.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Growth Fund

April 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,078,560,512	$—	$—	$1,078,560,512
Short-Term Investments	56,505,364	—	—	56,505,364

Total Investments in Securities	1,135,065,876	—	—	1,135,065,876
Other Financial Instruments(b)	—	—	—	—

Total	$1,135,065,876	$—	$—	$1,135,065,876

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2020 is as follows:

Fund	Market Value 07/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$100,288	$230,683	$274,466	$56,505	$931